Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
The consolidated financial statements of Nomad and its subsidiaries (the “Company” or “Nomad”, or the “Successor”) and the consolidated financial statements of Nomad Foods Europe Holdings Limited (previously “Iglo Foods Holdings Limited”) (the “Predecessor”) have been prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board. These consolidated financial statements are also in accordance with International Financial Reporting Standards as adopted by the European Union.
On June 1, 2015 Nomad Foods Limited (previously “Nomad Holdings Limited”) acquired Iglo Foods Holding Ltd (the “Iglo Group” and the “Iglo Acquisition”). Nomad Foods Limited is listed on the New York Stock Exchange and Iglo Foods Holdings Limited, a direct subsidiary of Nomad, is considered to be the “Predecessor” of Nomad Foods Limited (the “Successor”), as prior to the Iglo Acquisition, Nomad Foods Limited had no operations.
On November 2, 2015 the Company acquired Findus Sverige AB and its subsidiaries (the “Findus Group” and the “Findus Acquisition”). The acquired business included operations across continental Europe with leading market positions in France, Sweden and Spain along with the intellectual and commercialization rights to the Findus, Lutosa (until 2020) and La Cocinera brands in their respective markets.
On January 1, 2017, the Company adopted the following relevant amendments to IFRS. Neither of these have any impact on the results or financial position of the Company.

–	Amendments to IAS 7 “Disclosure Initiative”; for which additional disclosures have been made for changes in liabilities arising from financing activities; and

–	Amendments to IAS 12 "Recognition of Deferred Tax Assets for Unrealised Losses"
Refer to 3.22 for more information on new IFRSs not yet adopted.
The Company’s financial statements and notes are presented in the reporting currency of millions of Euros. Upon the acquisition of the Iglo Group on June 1, 2015, Nomad changed its functional and presentational currency from U.S. Dollars to Euros because this is the functional and presentational currency of the Iglo Group, which comprised all of Nomad’s operations at that time. All financial information has been rounded to the nearest €0.1 million, except where otherwise indicated.
On May 28, 2015 the Company changed its year end reporting date from March 31 to December 31 to align with the historical reporting calendar of the Iglo Group. This change has no impact on the financial statements and notes included herein. Fiscal year 2015 is a nine month period for the Company, which might not be comparable to the full year comparative amounts.
The consolidated financial statements were approved for issuance by the Board of Directors of Nomad Foods Limited on March 20, 2018. The Directors have, at the time of approving the financial statements, a reasonable expectation that Nomad has adequate resources to continue in operational existence for the foreseeable future given the cash funds available and the current forecast cash outflows. Thus, Nomad continues to adopt the going concern basis of accounting in preparing the financial statements.